Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss	12 Months Ended
Dec. 31, 2024
Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss [Abstract]
ADDITIONAL DETAILS TO THE STATEMENT OF PROFIT OR LOSS AND COMPREHENSIVE PROFIT OR LOSS
NOTE 29:	ADDITIONAL DETAILS TO THE STATEMENT OF PROFIT OR LOSS AND COMPREHENSIVE PROFIT OR LOSS

Cost of revenues

		Year ended December 31,
	Notes	2024	2023
Energy and infrastructure	a	(97,209)	(78,942)
Sales tax recovery - energy and infrastructure	b	17,017	—
Depreciation and amortization	31	(149,727)	(84,785)
Sales tax recovery - depreciation and amortization	b, 31	8,760	—
Electrical components and salaries	a	(4,081)	(4,141)
		(225,240)	(167,868)

General and administrative expenses

		Year ended December 31,
	Notes	2024	2023
Salaries		(23,024)	(13,190)
Share-based payments		(13,949)	(10,915)
Professional services		(24,299)	(7,608)
Sales tax recovery - professional services	b	1,389	—
Insurance, duties and other		(9,339)	(5,668)
Travel, motor vehicle and meals		(1,711)	(1,018)
Hosting and telecommunications		(339)	(402)
Advertising and promotion		(721)	(491)
Sales tax recovery - other general and administrative expenses	b	753	—
		(71,240)	(39,292)

Net financial income (expenses)

		Year ended December 31,
	Notes	2024	2023
Gain (loss) revaluation of warrants		19,603	(42,974)
Gain on derivative assets and liabilities		17,819	48
Gain on disposition of marketable securities	c	2,313	12,245
Gain on extinguishment of long-term debt and lease liabilities	18	—	12,835
Interest income		6,037	1,420
Interest on long-term debt and lease liabilities		(1,738)	(4,079)
Loss on foreign exchange		(1,481)	(7,842)
Warrant issuance costs		—	(2,000)
Provision expense on VAT receivable	d	—	(5,903)
Loss on initial recognition of refundable deposits	23	(2,504)	—
Other financial expenses		(839)	(944)
		39,210	(37,194)

a.	Electrical component inventory

During the year ended December 31, 2024, the cost of electrical component inventory recognized as an expense and included in cost of revenues was $3,392 (year ended December 31, 2023: $3,320).

b.	Canadian sales tax recovery

In April 2024, the Company received confirmation from the provincial tax authorities that Canadian sales taxes paid by the Company from February 5, 2022 onwards are refundable. Between February 5, 2022, the date on which the new crypto currency sales tax legislation came into effect, and April 2024, the Company filed monthly sales tax refund claims totaling approximately $24,400 (CAD$33,000) that were not paid to the Company, pending the finalization of the aforementioned legislation. The refund of sales taxes relates to sales taxes charged on various expenditures including, but not limited to, electricity costs, cost of property, plant and equipment, professional services, etc.

During the year ended December 31, 2024, sales tax recoveries of $22,200 for previous years (i.e., 2022 and 2023) and $2,200 for the period of January to April 2024 were recognized and presented as direct adjustments in their respective expense and asset categories. During the year ended December 31, 2024, the full $24,400 sales tax claims were refunded by the Canadian tax authorities.

In addition to previously not receiving its Canadian sales tax refund claims, the Company was self-assessing sales taxes payable when appropriate. During the year ended December 31, 2024, the Company reversed $9,560 of government remittances previously included in PPE and accrued in trade accounts payable and accrued liabilities, as disclosed in Note 16. Of this amount, $5,360 was recorded as a decrease to cost of revenues, $520 was recorded as a decrease to general and administrative expense and $3,680 was recorded as a decrease to PPE.

c.	Gain on disposition of marketable securities

During the year ended December 31, 2024 and 2023, the Company funded its expansion in Argentina through the acquisition of marketable securities and the in-kind contribution of those securities to the Company’s subsidiary in Argentina. The subsequent disposition of those marketable securities in exchange for ARS gave rise to a gain as the amount received in ARS exceeded the amount of ARS the Company would have received from a direct foreign currency exchange.

d.	Provision expense on VAT receivable

Due to the political and economic uncertainties in Argentina, the Company is uncertain when, or if at all, the Argentine VAT receivable will be settled. As a result, the Company recorded a provision to reduce the Argentine VAT receivable to nil starting in the fourth quarter of 2023. During the year ended December 31, 2024, the provision expense is classified within the respective expense and asset categories.